COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jan. 10, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Lease Agreement Term		one-year		one-year
Lease Agreement Initiation Period		October 2013		October 2013
Lease Rental Payments, Per Month		$ 7,000		$ 6,700
Operating Leases, Rent Expense		21,000	8,000	29,511	33,596
Loss Contingency, Settlement Agreement, Date					August 2012
Litigation Settlement, Amount					44,000
Litigation Settlement Amount, In Monthly Installments					5,000
Payment Of License Agreement Milestone Development Cost Upon Completion	1,000,000
Payment Of License Agreement Milestone Development Cost Upon Submission Of Drug Application	3,000,000,000
Payment Of License Agreement Milestone Development Cost	4,000,000
University of Massachusetts License [Member]
Loss Contingencies [Line Items]
License Costs				15,000
Milestone Agreement Payment Description				Milestones to be paid under the agreement are as follows: (i) $50 upon first human dosing, (ii) $75 upon initiation of first Phase 2 clinical trial, (iii) $100 upon initiation of first Phase 3 clinical trial, and (iv) $500 upon first product approval in the United States
LPC Purchase Agreement [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Acquisitions	6,500,000
Mdx Purchase Agreement [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Acquisitions	3,500,000
PGI License Agreement [Member]
Loss Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Total		450,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months		150,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract		3 years
Operating Leases, Future Minimum Payments, Due in Two Years		150,000
Operating Leases, Future Minimum Payments, Due in Three Years		150,000
Minimum [Member] | University of Massachusetts License [Member]
Loss Contingencies [Line Items]
Royalty Expense				125,000
Maximum [Member] | University of Massachusetts License [Member]
Loss Contingencies [Line Items]
Royalty Expense				$ 500,000
Sales Revenue, Net [Member]
Loss Contingencies [Line Items]
Concentration Risk, Percentage				2.00%
Sub-license Income [Member]
Loss Contingencies [Line Items]
Concentration Risk, Percentage				10.00%